Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 210,632	$ 68,263
Short-term investments	210	105,135
Prepayments and other receivables	6,678	3,295
Total current assets	217,520	176,693
Property, equipment and software	140	201
Operating lease right-of-use assets	2,809	3,597
Investments at fair value, available-for-sale debt securities (amortized cost of $0 and $38,727, respectively)	0	30,824
Investments at fair value, equity securities	37,241	0
Other non-current assets	2,812	1,365
Total assets	260,522	212,680
Current liabilities
Accruals and other payables (including amounts with related parties of $1,131, $0, and $0, respectively - Note 17)	16,823	7,532
Other current liabilities	9,180	106
Operating lease liabilities, current	891	816
Total current liabilities	26,894	8,454
Operating lease liabilities, non-current	2,176	3,066
Other non-current liabilities	511	0
Total liabilities	29,581	11,520
Commitments and contingencies (Note 16)
Shareholders' equity
Ordinary shares ($0.0001 par value, 800,000,000 shares authorized as of December 31, 2025 and 2024; 265,377,891 and 187,452,495 shares issued and outstanding as of December 31, 2025 and 2024, respectively)	27	19
Treasury stock	(5,042)	(6,225)
Additional paid-in capital	1,526,718	1,460,021
Accumulated other comprehensive income	41,546	33,384
Accumulated deficit	(1,332,308)	(1,286,039)
Total shareholders' equity	230,941	201,160
Total liabilities and shareholders' equity	$ 260,522	$ 212,680